Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounting Policies [Abstract]
Summary of Liabilities Measured at Fair Value on a Recurring Basis on the Company's Consolidated Balance Sheets
The following table summarizes the valuation of liabilities measured at fair value on a recurring basis on the Company’s Consolidated Balance Sheets:

	Level 1	Level 2	Level 3

December 31, 2024

Liabilities:

Contingent consideration payable	$—	$—	$2,700

Fair value of financial instruments	$—	$—	$2,700

	Level 1	Level 2	Level 3

March 31, 2025

Liabilities:

Contingent consideration payable	$—	$—	$2,700

Fair value of financial instruments	$—	$—	$2,700

The fair value measurement of the contingent consideration obligations arising from acquisitions is based upon Level 3 unobservable inputs including, in part, the estimate of future cash flows based upon the likelihood of achieving the various criteria triggering the payment of the obligations. The fair values of the liabilities associated with contingent consideration obligations were derived using the income approach with unobservable inputs, which included future earnings forecasts for which there is no market data. Fair value measurement using unobservable inputs is inherently uncertain, and a change in significant inputs could result in different fair values. During the three months ended March 31, 2025, there were no material gains or losses related to liabilities classified as Level 3 as a result of fair value adjustments. Changes in the fair value of the contingent consideration obligations are recorded within Selling, general and administrative expenses.

The following table summarizes the valuation of liabilities measured at fair value on a recurring basis on the Company’s Consolidated Balance Sheets:

	Level 1	Level 2	Level 3

December 31, 2023

Liabilities:

Contingent consideration obligations (1)	$—	$—	$—

Fair value of financial instruments	$—	$—	$—

December 31, 2024

Liabilities:

Contingent consideration obligations (1)	$—	$—	$2,700

Fair value of financial instruments	$—	$—	$2,700

(1)
The fair value measurement of the contingent consideration obligations arising from acquisitions is based upon Level 3 unobservable inputs including, in part, the estimate of future cash flows based upon the likelihood of achieving the various criteria triggering the payment of the obligations. The fair values of the liabilities associated with contingent consideration obligations were derived using the income approach with unobservable inputs, which included future earnings forecasts for which there is no market data. Fair value measurement using unobservable inputs is inherently uncertain, and a change in significant inputs could result in different fair values. During the year ended December 31, 2024 there were no material gains or losses related to liabilities classified as Level 3 as a result of fair value adjustments. Changes in the fair value of the contingent consideration obligations are recorded within Selling, general and administrative expenses.

Summary of Reconciliation of the Activity for the Level 3 Contingent Consideration Fair Value Measurements
The following table provides a reconciliation of the activity for the Level 3 contingent consideration fair value measurements during the three-month period ended March 31, 2025:

Balance at December 31, 2024	$2,700

Current year acquisitions	—

Fair value adjustments	—

Payments	—

Balance at March 31, 2025	$2,700

The following table provides a reconciliation of the activity for the Level 3 contingent consideration fair value measurements during the years ended December 31, 2023 and 2024:

Balance at December 31, 2022	$451

Payments	(451)

Balance at December 31, 2023	—

Current year acquisitions	2,700

Balance at December 31, 2024	$2,700

Summary of Outlines the Activity for the Allowance for Credit Losses
The table below outlines the activity for the allowance for credit losses for the years ended December 31, 2023 and 2024:

Balance at December 31, 2022	$5,371

Additions	5,718

Deductions	(4,918)

Balance at December 31, 2023	6,171

Additions	8,388

Deductions	(5,691)

Balance at December 31, 2024	$8,868